UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 06-30-2008

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Tortola, MBA
Title:                        Assistant Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Tortola           Manchester, MA      07/08/2008

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 94
Form 13F Information Table Value Total: $115,038,086

List of Other Included Managers:


No. 13F File Number


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FORM 13F INFORMATION TABLE


                                 Title                                    Shares/ Put/Invstmt  Other    Voting Authority
Name of Issuer                   of Class CUSIP     Market Value  Shares  PRN     CallDiscret. Managers Sole   Share   None

3M Co                            Common   88579Y101 $2,840,390    40,816  SH      Sole                                 40,816
Abbott Laboratories              Common   002824100 $415,550      7,845   SH      Sole                                 7,845
American Express Co              Common   025816109 $200,103      5,312   SH      Sole                                 5,312
Ameriprise Financial, Inc.       Common   03076c106 $318,202      7,824   SH      Sole                                 7,824
AMEX Energy Sector SPDR          Common   81369y506 $2,877,370    32,520  SH      Sole                                 32,520
AMEX Financial Sector SPDR       Common   81369y605 $491,913      24,280  SH      Sole                                 24,280
Amgen Inc.                       Common   031162100 $241,931      5,130   SH      Sole                                 5,130
Anheuser-Busch Companies, Inc.   Common   035229103 $496,960      8,000   SH      Sole                                 8,000
AT&T Corp                        Common   00206r102 $721,773      21,423  SH      Sole                                 21,423
Automatic Data Processing, Inc.  Common   053015103 $1,406,122    33,559  SH      Sole                                 33,559
Bank of America Corporation      Common   060505104 $311,432      13,047  SH      Sole                                 13,047
Baxter International, Inc,       Common   071813109 $260,747      4,078   SH      Sole                                 4,078
Berkshire Hathaway Inc. Class A  Common   084670108 $2,173,500    18      SH      Sole                                 18
Berkshire Hathaway Inc. Class B  Common   084670207 $2,334,984    582     SH      Sole                                 582
Boston Properties, Inc.          Common   101121101 $730,782      8,100   SH      Sole                                 8,100
BP p.l.c. ADR                    Common   055622104 $498,128      7,160   SH      Sole                                 7,160
Broadridge Financial Solutions InCommon   11133t103 $1,461,901    69,449  SH      Sole                                 69,449
Canadian Natural Resources Ltd.  Common   136385101 $1,718,285    17,140  SH      Sole                                 17,140
Caterpillar                      Common   149123101 $243,975      3,305   SH      Sole                                 3,305
Chevron Corp                     Common   166764100 $2,019,476    20,372  SH      Sole                                 20,372
Cisco Systems, Inc.              Common   17275r102 $581,407      24,996  SH      Sole                                 24,996
Citigroup Inc.                   Common   172967101 $258,557      15,427  SH      Sole                                 15,427
Clorox Company                   Common   189054109 $1,811,340    34,700  SH      Sole                                 34,700
Coca-Cola Company                Common   191216100 $3,058,699    58,843  SH      Sole                                 58,843
Colgate-Palmolive Company        Common   194162103 $2,753,773    39,852  SH      Sole                                 39,852
Comcast Corporation              Common   20030n200 $3,030,724    161,552 SH      Sole                                 161,552
ConocoPhillips                   Common   20825C104 $942,767      9,988   SH      Sole                                 9,988
Covidien Limited                 Common   G2552X108 $1,176,178    24,559  SH      Sole                                 24,559
CVS Caremark Corp                Common   126650100 $3,388,323    85,628  SH      Sole                                 85,628
Danaher Corp.                    Common   235851102 $401,960      5,200   SH      Sole                                 5,200
Diamonds Trust Series 1          Common   252787106 $231,717      2,043   SH      Sole                                 2,043
Dreyfus Municipal Income Inc.    Common   26201r102 $84,500       10,000  SH      Sole                                 10,000
Du Pont                          Common   263534109 $227,746      5,310   SH      Sole                                 5,310
EMC Corp/Mass                    Common   268648102 $234,599      15,970  SH      Sole                                 15,970
Emerson Electric Co              Common   291011104 $253,679      5,130   SH      Sole                                 5,130
Exxon Mobil Corp.                Common   30231g102 $3,203,798    36,353  SH      Sole                                 36,353
Forest Laboratories, Inc.        Common   345838106 $277,920      8,000   SH      Sole                                 8,000
FPL Group, Inc.                  Common   302571104 $229,530      3,500   SH      Sole                                 3,500
General Electric Company         Common   369604103 $4,081,865    152,936 SH      Sole                                 152,936
Harley-Davidson, Inc.            Common   412822108 $659,751      18,195  SH      Sole                                 18,195
Hewlett-Packard Co               Common   428236103 $801,616      18,132  SH      Sole                                 18,132
Home Depot, Inc.                 Common   437076102 $543,868      23,222  SH      Sole                                 23,222
Hospira, Inc.                    Common   441060100 $1,451,059    36,177  SH      Sole                                 36,177
IDEXX Laboratories, Inc          Common   45168d104 $291,758      5,986   SH      Sole                                 5,986
Intel Corp                       Common   458140100 $552,973      25,743  SH      Sole                                 25,743
Intl Business Machines Corp      Common   459200101 $583,928      4,926   SH      Sole                                 4,926
iShares Comex Gold Trust         Common   464285105 $1,718,317    18,835  SH      Sole                                 18,835
iShares DJ Select Dividend       Common   464287168 $430,691      8,745   SH      Sole                                 8,745
iShares MSCI EAFE Index Fund     Common   464287465 $2,532,687    36,882  SH      Sole                                 36,882
iShares MSCI Emerging Markets IndCommon   464287234 $2,807,911    20,689  SH      Sole                                 20,689
iShares MSCI Japan Index Fund    Common   464286848 $199,520      16,000  SH      Sole                                 16,000
iShares Russell 2000 Index Fund  Common   464287655 $2,982,891    43,199  SH      Sole                                 43,199
iShares S&P Midcap 400           Common   464287507 $326,320      4,000   SH      Sole                                 4,000
iShares S&P Midcap 400/Value     Common   464287705 $314,585      4,250   SH      Sole                                 4,250
iShares S&P SmallCap 600 Index FuCommon   464287804 $1,124,577    18,690  SH      Sole                                 18,690
ITT Corporation                  Common   450911102 $2,072,158    32,720  SH      Sole                                 32,720
J.P. Morgan Chase & Co.          Common   46625h100 $856,126      24,952  SH      Sole                                 24,952
Johnson & Johnson                Common   478160104 $4,473,865    69,534  SH      Sole                                 69,534
Laboratory CP Amer Hldgs         Common   50540R409 $2,464,623    35,396  SH      Sole                                 35,396
Liberty Media Corp - Ent Ser A   Common   53071m500 $726,900      30,000  SH      Sole                                 30,000
Mastercard, Inc.                 Common   57636q104 $292,072      1,100   SH      Sole                                 1,100
McDonald's Corp                  Common   580135101 $200,143      3,560   SH      Sole                                 3,560
McGraw-Hill Companies, Inc.      Common   580645109 $2,265,978    56,480  SH      Sole                                 56,480
Medtronic, Inc.                  Common   585055106 $730,244      14,111  SH      Sole                                 14,111
Merck & Co. Inc.                 Common   589331107 $270,690      7,182   SH      Sole                                 7,182
Microsoft Corp                   Common   594918104 $3,209,949    116,683 SH      Sole                                 116,683
Moody's Corporation              Common   615369105 $1,490,041    43,264  SH      Sole                                 43,264
Norfolk Southern Corp.           Common   655844108 $236,579      3,775   SH      Sole                                 3,775
Occidental Petroleum             Common   674599105 $483,687      5,382   SH      Sole                                 5,382
Oil Service HOLDRs Trust         Common   678002106 $333,015      1,500   SH      Sole                                 1,500
Omnicom Group Inc Com            Common   681919106 $2,568,125    57,222  SH      Sole                                 57,222
Oracle Corp.                     Common   68389X105 $308,028      14,668  SH      Sole                                 14,668
Paychex, Inc.                    Common   704326107 $293,031      9,368   SH      Sole                                 9,368
Pepsi Co Inc                     Common   713448108 $889,942      13,995  SH      Sole                                 13,995
Pfizer Inc.                      Common   717081103 $1,529,446    87,547  SH      Sole                                 87,547
Procter & Gamble Co              Common   742718109 $4,277,281    70,338  SH      Sole                                 70,338
Progress Energy, Inc.            Common   743263105 $309,542      7,400   SH      Sole                                 7,400
Sara Lee Corp                    Common   803111103 $142,100      11,600  SH      Sole                                 11,600
Schlumberger                     Common   806857108 $377,402      3,513   SH      Sole                                 3,513
SPDR Tr Unit Ser 1               Common   78462F103 $2,288,154    17,879  SH      Sole                                 17,879
Stryker Corp                     Common   863667101 $250,891      3,990   SH      Sole                                 3,990
Sysco Corp                       Common   871829107 $349,597      12,708  SH      Sole                                 12,708
Tyco Intl Ltd New Com            Common   G9143X208 $392,009      9,790   SH      Sole                                 9,790
United Technologies Corp         Common   913017109 $3,147,341    51,010  SH      Sole                                 51,010
US Bancorp                       Common   902973304 $331,752      11,895  SH      Sole                                 11,895
Vanguard Total Stock Market ETF  Common   922908769 $754,980      11,780  SH      Sole                                 11,780
Verizon Communications           Common   92343v104 $239,134      6,755   SH      Sole                                 6,755
Walgreen Co                      Common   931422109 $308,195      9,480   SH      Sole                                 9,480
Wal-Mart Stores                  Common   931142103 $4,634,645    82,467  SH      Sole                                 82,467
Walt Disney Co.                  Common   254687106 $945,890      30,317  SH      Sole                                 30,317
Wells Fargo & Co.                Common   949746101 $2,612,885    110,016 SH      Sole                                 110,016
Western Union Company            Common   959802109 $1,142,519    46,218  SH      Sole                                 46,218
Whole Foods Market Inc.          Common   966837106 $1,252,135    52,855  SH      Sole                                 52,855
Wyeth                            Common   983024100 $271,933      5,670   SH      Sole                                 5,670

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